Lease - Schedule of Operating Lease Liabilities (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2025 USD ($)
Schedule of Operating Lease Liabilities [Abstract]
Finance lease liabilities	RM 146,262		RM 160,000		$ 36,061
Interest expenses	8,142	$ 2,007	4,826
Payment of operating lease liabilities	(37,075)	(9,141)	(18,564)
Finance lease liabilities, net	117,329		146,262		$ 28,927
Short-term lease expenses	8,683	2,141	7,813	17,958
Total	RM 8,683	$ 2,141	RM 7,813	RM 17,958